UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7482

Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 147.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 147.7% (100.0% of Total Investments)
	Education and Civic Organizations – 27.8% (18.9% of Total Investments)
$ 200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$ 211,190
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
445	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	511,848
	Mellon University, Series 2012A, 5.000%, 3/01/24
5,020	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/23 at 100.00	AA–	5,627,721
	Mellon University, Series 2013, 5.000%, 3/01/28
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne
	University, Series 2013A:
1,000	5.000%, 3/01/33	3/23 at 100.00	A2	1,057,930
2,865	3.500%, 3/01/34	3/23 at 100.00	A2	2,327,411
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,124,564
	Morris University, Series 2006A, 4.750%, 2/15/26
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	1,717,228
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	843,135
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	720,230
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	245,013
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	N/R	3,061,897
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,985	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	2,065,829
	Series 2012, 5.000%, 5/01/32
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB	1,465,947
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB	870,510
	University, Series 2010, 5.625%, 4/01/40
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	325,358
	RAAI Insured
575	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	577,858
	Series 2013A, 6.500%, 9/01/38
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	AA	4,434,696
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,195	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	1,218,589
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,308,374
	2006, 4.750%, 5/01/31
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	2,489,333
	2007A, 5.000%, 5/01/37 – NPFG Insured
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	787,493
	2011A, 5.250%, 5/01/41
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	11/22 at 100.00	BBB+	280,550
	Series 2012, 4.000%, 5/01/32
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	3,272,100
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A+	1,036,810
	University, Series 2010, 5.000%, 3/01/40
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A+	307,242
	University, Series 2012, 5.000%, 3/01/42
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,084,840
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
485	4.000%, 11/01/39	11/22 at 100.00	A3	439,488
2,910	5.000%, 11/01/42	11/22 at 100.00	A3	2,981,266
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	554,807
	Series 2013A, 5.500%, 7/15/38
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	850,288
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	A3	1,000,830
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	2,166,580
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	AA	10,613,674
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	560,459
	School Project, Series 2010, 6.000%, 8/01/35
1,900	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	1,902,223
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
300	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	308,541
	2010, 5.000%, 11/01/40
59,890	Total Education and Civic Organizations			61,351,852
	Health Care – 31.0% (21.0% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Ba3	1,019,452
1,455	5.125%, 4/01/35	4/15 at 100.00	Ba3	1,183,497
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
1,210	5.000%, 5/15/27	5/21 at 100.00	AA–	1,284,597
2,000	5.000%, 5/15/28	5/21 at 100.00	AA–	2,102,660
1,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	950,510
	Center Project, Series 2012A, 4.500%, 11/01/41
2,070	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	2,162,612
	5.375%, 12/01/41
1,640	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	1,889,280
	Center Project, Series 2011, 7.000%, 11/15/46
1,125	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	1,134,079
	System Project, Series 2012A, 5.000%, 6/01/42
1,000	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	1,021,810
	5.000%, 7/01/28
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	1,249,464
	Center Project, Series 2010A, 7.000%, 7/01/27
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	401,308
	2007, 5.000%, 11/01/37 – CIFG Insured
1,835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	1,880,380
	Hospital Project, Series 2010, 5.375%, 7/01/42
685	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Baa3	700,645
	Medical Center, Series 2014A, 6.000%, 6/01/39
1,320	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	1,401,523
	General Hospital Project, Tender Option Bond 4234, 13.949%, 1/01/36 (IF)
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	2,019,947
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	5/14 at 100.00	B+	4,694,550
	Hospital Project, Series 2002, 5.900%, 11/15/28
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	3,046,780
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,490	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	1,267,767
	Health Network, Series 2012B, 4.000%, 7/01/43
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	4,831,973
	Series 2007, 5.000%, 11/01/30 – AGC Insured
1,700	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	1,544,756
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
3,000	5.500%, 7/01/28	7/19 at 100.00	A–	3,128,040
1,000	5.750%, 7/01/39	7/19 at 100.00	A–	1,031,810
1,340	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical	1/22 at 100.00	A	1,326,252
	Center, Series 2012A, 5.000%, 1/01/41
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical	1/17 at 100.00	A	657,248
	Center, Series 2007, 5.125%, 1/01/37
1,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue	6/22 at 100.00	A	1,494,747
	Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	603,912
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,321,487
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	1,018,030
1,730	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	1,890,579
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
1,715	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	1,763,586
	Medical Center Health System, Series 2013A, 5.000%, 7/01/43
930	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	958,328
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	3,641,316
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
695	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	AA	767,259
	Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975, 13.939%, 7/01/19 (IF)
2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BB+	1,710,400
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
2,000	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	7/14 at 100.00	N/R	1,980,120
	Warne Clinic, Series 1998, 5.625%, 7/01/24
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	477,955
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	331,181
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
1,495	6.875%, 8/01/31	8/21 at 100.00	BBB+	1,709,697
1,135	7.000%, 8/01/41	8/21 at 100.00	BBB+	1,291,494
1,500	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington	7/23 at 100.00	BBB+	1,548,855
	Hospital Project, Series 2013A, 5.000%, 7/01/28
1,720	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	1,874,456
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
1,300	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	BBB+	1,358,721
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	589,019
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
67,070	Total Health Care			68,262,082
	Housing/Multifamily – 3.2% (2.2% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	144,776
	University Student Housing, LLC Project at West Chester University Series 2013A, 5.000%, 8/01/45
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	747,900
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	119,512
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB	2,107,650
3,290	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB	3,236,340
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	698,242
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
7,105	Total Housing/Multifamily			7,054,420
	Housing/Single Family – 4.2% (2.8% of Total Investments)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,367,452
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
910	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	918,545
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
240	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	247,529
	5.000%, 10/01/25
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
2,380	3.300%, 10/01/32	No Opt. Call	AA+	2,042,111
1,040	3.650%, 10/01/37	No Opt. Call	AA+	909,137
1,410	3.700%, 10/01/42	No Opt. Call	AA+	1,212,389
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option
	Bonds Trust 3950:
1,820	12.772%, 4/01/27 (IF)	4/21 at 100.00	AA+	1,994,720
225	10.876%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	159,593
395	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	341,987
	Bonds Trust 4296, 14.838%, 4/01/29 (Alternative Minimum Tax) (IF) (4)
9,775	Total Housing/Single Family			9,193,463
	Industrials – 0.8% (0.5% of Total Investments)
1,220	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	11/22 at 100.00	A1	1,342,012
	Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/23 (Alternative Minimum Tax)
320	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A–	323,238
	Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)
1,540	Total Industrials			1,665,250
	Long-Term Care – 6.8% (4.6% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,594,215
	Ministries Project, Series 2009, 6.375%, 1/01/39
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	4,906,128
	Ministries, Series 2007, 5.000%, 1/01/36
500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010	6/17 at 100.00	BBB	520,560
	5.000%, 6/01/21
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic ,
	Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,582,904
230	5.000%, 11/01/36	11/16 at 100.00	A	231,686
210	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	192,289
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
415	5.375%, 5/01/28	5/23 at 100.00	BBB	423,300
720	5.750%, 5/01/35	5/23 at 100.00	BBB	740,729
825	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	844,833
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	8/14 at 100.00	BBB–	1,002,250
2,000	5.900%, 12/01/30 – RAAI Insured	6/14 at 100.00	BBB–	2,000,920
930	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	6/14 at 100.00	N/R	923,462
	Services Inc., Series 1998A, 5.250%, 6/01/28
14,800	Total Long-Term Care			14,963,276
	Materials – 2.6% (1.7% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,237,172
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	5/14 at 100.00	N/R	4,443,615
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
5,690	Total Materials			5,680,787
	Tax Obligation/General – 21.2% (14.4% of Total Investments)
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
1,085	5.250%, 12/01/32	12/23 at 100.00	AA–	1,157,467
1,000	5.250%, 12/01/33	12/23 at 100.00	AA–	1,061,050
3,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA–	4,091,878
	5.000%, 12/01/37
3,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,424,814
	2009, 5.000%, 8/01/29
1,560	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	Aa3	1,645,223
	2013, 5.250%, 6/01/43
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA–	1,075,830
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA–	1,641,475
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA–	1,586,640
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	295,285
	Series 2007, 5.000%, 9/01/23
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa2	2,318,717
	Series 2006, 5.000%, 5/15/24 – AGM Insured
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986, 13.155%, 3/01/15 (IF)	No Opt. Call	AA	6,091,326
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	1,570,485
	6/01/34 – FGIC Insured
1,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C, 5.000%, 9/01/14	No Opt. Call	Aa3	1,027,020
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D, 4.000%, 9/01/15	No Opt. Call	Aa3	1,637,788
3,775	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	3,907,540
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,050	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A+	3,385,378
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	3,002,481
1,600	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa2	1,320,624
	Series 2012, 3.000%, 2/15/34
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	3,033,790
	0.000%, 1/15/32 – FGIC Insured
540	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	520,663
545	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	498,604
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,521,056
50,470	Total Tax Obligation/General			46,815,134
	Tax Obligation/Limited – 9.0% (6.1% of Total Investments)
500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	477,595
	Bonds, Series 2012A, 5.000%, 5/01/35
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA	1,507,260
	2005, 5.000%, 1/15/36 – FGIC Insured
3,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	3,336,570
	Bonds, Series 2012A, 5.000%, 7/01/16
2,910	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA	3,063,968
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	2,069,945
	5.000%, 12/01/32 – NPFG Insured
2,550	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA–	2,795,540
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
4,225	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	Baa3	3,466,824
	7/01/29 – AMBAC Insured
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	401,558
	0.000%, 7/01/32 – FGIC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C:
3,610	0.000%, 8/01/38	No Opt. Call	AA–	618,790
1,820	0.000%, 8/01/39	No Opt. Call	AA–	290,290
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	419,210
	5.500%, 7/01/19 – NPFG Insured
1,265	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	1,445,022
	Option Bond Trust 1171, 17.242%, 8/15/37 (IF) (4)
26,645	Total Tax Obligation/Limited			19,892,572
	Transportation – 11.4% (7.7% of Total Investments)
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	1,537,868
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	BBB	1,386,015
1,080	5.000%, 1/01/23	No Opt. Call	BBB	1,163,657
1,000	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	1,120,460
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
550	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA–	556,545
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
2,200	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/19 at 100.00	AA	2,276,866
	Bonds, Series 2010A, 5.000%, 12/01/38
5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	5,058,790
	0.000%, 12/01/38
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	A+	2,868,779
	AMBAC Insured
1,400	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	1,433,670
	2010B-1, 5.000%, 12/01/37
2,995	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	2,980,892
	Insured (Alternative Minimum Tax)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	A	2,041,840
	5.000%, 12/01/23 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	N/R	1,750,568
	6/01/39 – RAAI Insured
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	6/14 at 100.00	A	864,903
	5.000%, 9/15/33 – FGIC Insured
25,345	Total Transportation			25,040,853
	U.S. Guaranteed – 10.1% (6.8% of Total Investments) (5)
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	N/R (5)	1,635,737
	Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A (5)	1,300,375
	Series 2004A, 5.500%, 11/01/24 (Pre-refunded 11/01/14)
330	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	7/14 at 100.00	Aaa	350,137
	1976, 7.625%, 7/01/15 (ETM)
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18 (Pre-refunded 10/01/16)	10/16 at 100.00	AA (5)	3,590,016
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18 (Pre-refunded 1/01/16)	1/16 at 100.00	AA (5)	1,090,060
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	530,390
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (5)	894,351
2,995	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA+ (5)	3,580,820
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993, 6.650%, 12/01/19 (ETM)
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23	7/15 at 100.00	AA– (5)	2,135,000
	(Pre-refunded 7/01/15) – AGM Insured
1,970	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa1 (5)	2,407,734
	5.500%, 7/01/19 – NPFG Insured (ETM)
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	Aa2 (5)	1,056,158
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	Aa3 (5)	1,637,499
	Community College, Series 2005, 5.000%, 5/01/18 (Pre-refunded 5/01/15) – AMBAC Insured
545	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	Aaa	578,458
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AA– (5)	1,505,196
	Series 2005D, 5.000%, 9/01/17 (Pre-refunded 9/01/15) – AGM Insured
20,125	Total U.S. Guaranteed			22,291,931
	Utilities – 4.1% (2.8% of Total Investments)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A	2,163,825
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	713,608
	5.000%, 9/01/26 – AGM Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/14 at 100.00	AA–	1,003,180
	2003, 5.375%, 7/01/19 – AGM Insured
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	5,080,704
	AMBAC Insured
8,900	Total Utilities			8,961,317
	Water and Sewer – 15.5% (10.5% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1	2,038,263
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A1	2,264,245
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A1	572,087
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA–	2,578,475
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond
	Trust 4015:
1,665	13.511%, 12/01/19 – AGM Insured (IF) (4)	No Opt. Call	AA	2,115,699
205	13.498%, 12/01/19 – AGM Insured (IF) (4)	No Opt. Call	AA	248,751
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	2,021,920
	2004, 5.000%, 7/15/22 – AGM Insured
7,295	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,	No Opt. Call	A	2,207,832
	City of Allentown Concession, Series 2013B, 0.000%, 12/01/34
5,100	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,178,591
	Concession, Series 2013A, 5.125%, 12/01/47
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A1	1,735,360
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	504,655
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,675	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	1,752,402
	7/01/28 – AGM Insured
2,440	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	2,511,004
1,080	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	1,128,524
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System First Lien Revenue	9/23 at 100.00	A	5,263,250
	Refunding Bonds, Series 2013B, 5.250%, 9/01/40
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA–	2,054,659
	12/01/34 – AGM Insured
37,625	Total Water and Sewer			34,175,717
$ 334,980	Total Long-Term Investments (cost $317,281,301)			325,348,654
	Floating Rate Obligations – (3.4)%			(7,445,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.7)% (6)			(105,000,000)
	Other Assets Less Liabilities – 3.4%			7,369,614
	Net Assets Applicable to Common Shares – 100%			$ 220,273,268

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$325,348,654	$ —	$325,348,654

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $309,655,418.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$16,929,762
Depreciation	(8,681,694)
Net unrealized appreciation (depreciation) of investments	$ 8,248,068

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014